INCOME TAX - Income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 5,998		¥ 1,201	¥ 715
Deferred income tax expense (benefit)	5,122	$ 804	(74)	(166)
Actual income tax expense	¥ 11,120	$ 1,745	¥ 1,127	¥ 549